Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 97.0%
Aerospace & Defense - 0.8%
TransDigm, Inc.
4.88%, 05/01/2029	$ 822,000	$ 664,427
5.50%, 11/15/2027	417,000	362,665
Triumph Group, Inc.
7.75%, 08/15/2025 (A)	462,000	353,724
8.88%, 06/01/2024 (B)	135,000	134,959

		1,515,775

Auto Components - 2.2%
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (B)	462,000	441,210
8.50%, 05/15/2027 (A) (B)	686,000	651,093
Dana, Inc.
4.50%, 02/15/2032	521,000	371,467
5.38%, 11/15/2027	369,000	312,727
5.63%, 06/15/2028	273,000	224,846
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (A)	361,000	319,162
5.00%, 05/31/2026 - 07/15/2029 (A)	846,000	738,031
9.50%, 05/31/2025	350,000	363,125
Patrick Industries, Inc.
7.50%, 10/15/2027 (B)	761,000	692,771

		4,114,432

Automobiles - 0.1%
Ford Motor Co.
6.10%, 08/19/2032	140,000	123,424

Banks - 1.8%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	482,000	445,248
Fixed until 06/15/2024 (C), 8.00% (D)	285,000	264,380
Citigroup, Inc.
Fixed until 09/12/2024 (C), 5.00% (D)	996,000	885,995
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (B)	200,000	134,785
5.71%, 01/15/2026 (B)	651,000	592,282
JPMorgan Chase & Co.
Fixed until 02/01/2025 (C), 4.60% (D)	726,000	632,419
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (D)	419,000	388,928

		3,344,037

Beverages - 0.5%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (B)	1,249,000	1,015,975

Biotechnology - 0.3%
Grifols Escrow Issuer SA
4.75%, 10/15/2028 (B)	813,000	627,822

Building Products - 0.6%
Builders FirstSource, Inc.
4.25%, 02/01/2032 (B)	136,000	104,330
5.00%, 03/01/2030 (B)	104,000	87,896
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (B)	159,000	88,722
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	358,000	252,229
4.38%, 07/15/2030 (B)	134,000	102,510
5.00%, 02/15/2027 (B)	609,000	539,136

		1,174,823

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.1%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (B)	$ 608,000	$ 501,115
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (B) (D)	200,000	140,456
Fixed until 12/18/2024 (C), 6.25% (B) (D)	166,000	142,206
Fixed until 08/21/2026 (C), 6.38% (B) (D)	387,000	281,543
Fixed until 09/12/2025 (C), 7.25% (B) (D)	465,000	355,686
Fixed until 07/17/2023 (C), 7.50% (B) (D)	345,000	295,837
Fixed until 12/11/2023 (C), 7.50% (B) (D)	655,000	601,781
Deutsche Bank AG
Fixed until 10/14/2030, 3.73% (D), 01/14/2032	299,000	201,281
Fixed until 10/30/2025 (C), 6.00% (D)	200,000	150,000
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	627,000	537,765
MSCI, Inc.
3.63%, 09/01/2030 (B)	936,000	770,138

		3,977,808

Chemicals - 1.9%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (B)	155,000	117,805
7.50%, 09/30/2029 (B)	452,000	299,738
Avient Corp.
7.13%, 08/01/2030 (B)	175,000	161,513
Eagle Intermediate Global Holding BV / Eagle US Finance LLC
7.50%, 05/01/2025 (A) (B)	836,000	657,936
NOVA Chemicals Corp.
4.88%, 06/01/2024 (B)	590,000	554,376
5.25%, 06/01/2027 (B)	880,000	748,000
Olin Corp.
5.00%, 02/01/2030	437,000	362,710
5.13%, 09/15/2027	409,000	369,580
5.63%, 08/01/2029	223,000	197,912

		3,469,570

Commercial Services & Supplies - 2.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (B)	688,000	564,948
5.75%, 07/15/2027 (A) (B)	787,000	690,290
Covanta Holding Corp.
4.88%, 12/01/2029 (B)	392,000	316,838
5.00%, 09/01/2030	321,000	251,584
Garda World Security Corp.
4.63%, 02/15/2027 (B)	358,000	306,983
6.00%, 06/01/2029 (B)	485,000	355,443
9.50%, 11/01/2027 (B)	116,000	100,336
Harsco Corp.
5.75%, 07/31/2027 (B)	21,000	13,121
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029 (B) (E)	417,000	415,155
5.63%, 10/01/2028 (B) (E)	664,000	659,038
5.88%, 10/01/2030 (B) (E)	153,000	152,367
Stericycle, Inc.
3.88%, 01/15/2029 (B)	242,000	200,406
5.38%, 07/15/2024 (B)	562,000	540,267

		4,566,776

Transamerica Series Trust	Page 1

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 1.3%
Avaya, Inc.
6.13%, 09/15/2028 (B)	$ 1,279,000	$ 636,302
CommScope Technologies LLC
6.00%, 06/15/2025 (B)	718,000	637,907
CommScope, Inc.
4.75%, 09/01/2029 (B)	619,000	504,894
6.00%, 03/01/2026 (B)	317,000	291,868
8.25%, 03/01/2027 (B)	316,000	261,095

		2,332,066

Construction & Engineering - 0.3%
Abengoa Abenewco 2 SA
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (B) (F)	314,199	1,571
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (B)	445,000	320,687
6.63%, 01/15/2028 (B)	310,000	259,523

		581,781

Construction Materials - 0.1%
Advanced Drainage Systems, Inc.
6.38%, 06/15/2030 (B)	166,000	160,829

Consumer Finance - 2.1%
Altice Financing SA
5.00%, 01/15/2028 (B)	296,000	228,003
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	245,000	203,200
3.38%, 11/13/2025	627,000	554,062
4.00%, 11/13/2030	625,000	487,500
4.39%, 01/08/2026	676,000	612,206
4.95%, 05/28/2027	693,000	615,807
Navient Corp.
5.00%, 03/15/2027	153,000	125,136
5.50%, 03/15/2029	210,000	159,631
5.88%, 10/25/2024	963,000	912,433

		3,897,978

Containers & Packaging - 4.3%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (B) (F)	472,000	323,178
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (B)	442,000	359,623
4.00%, 09/01/2029 (B)	548,000	402,780
6.00%, 06/15/2027 (B)	275,000	258,968
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (A) (B)	388,000	240,638
Ball Corp.
2.88%, 08/15/2030	1,384,000	1,062,144
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (B)	52,000	46,811
5.38%, 01/15/2028 (B)	1,103,000	933,017
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (B)	487,000	443,141
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	1,527,000	1,422,232

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (B)	$ 1,003,000	$ 845,918
4.13%, 08/15/2024	205,000	196,405
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (B)	144,000	142,200
6.38%, 08/15/2025 (B)	184,000	172,281
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (B)	580,000	486,271
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	428,000	382,815
8.50%, 08/15/2027 (A) (B)	345,000	304,570

		8,022,992

Diversified Consumer Services - 0.2%
WW International, Inc.
4.50%, 04/15/2029 (A) (B)	786,000	411,095

Diversified Financial Services - 3.0%
Avation Capital SA
PIK Rate 9.00%, Cash Rate 8.25%, 10/31/2026 (B) (F)	570,998	453,445
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (B)	909,000	865,127
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 5.12% (D), 12/21/2065 (B)	1,778,000	1,156,322
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 5.37% (D), 12/21/2065 (B)	256,000	174,080
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	566,000	455,748
5.25%, 10/01/2025 (B)	511,000	470,120
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (B)	768,000	618,262
5.75%, 06/15/2027 (B)	450,000	357,899
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (B)	1,139,000	975,165

		5,526,168

Diversified Telecommunication Services - 4.1%
Cablevision Lightpath LLC
3.88%, 09/15/2027 (B)	215,000	179,825
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (B)	224,000	192,237
6.00%, 01/15/2030 (A) (B)	357,000	280,606
6.75%, 05/01/2029 (B)	773,000	637,725
8.75%, 05/15/2030 (B)	272,000	272,174
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	203,000	185,487
6.63%, 08/01/2026	402,000	364,774
Iliad Holding SASU
6.50%, 10/15/2026 (B)	459,000	401,350
7.00%, 10/15/2028 (B)	534,000	457,488
Intelsat Jackson Holdings SA
8.50%, 10/15/2024 (G) (H) (I)	305,000	0
Level 3 Financing, Inc.
3.63%, 01/15/2029 (B)	418,000	309,483
3.75%, 07/15/2029 (B)	621,000	454,882
4.25%, 07/01/2028 (B)	505,000	394,092

Transamerica Series Trust	Page 2

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.
4.50%, 01/15/2029 (B)	$ 479,000	$ 336,498
5.13%, 12/15/2026 (B)	620,000	533,454
5.38%, 06/15/2029 (B)	575,000	427,319
7.50%, 04/01/2024	963,000	991,890
Telecom Italia Capital SA
6.00%, 09/30/2034	337,000	251,139
6.38%, 11/15/2033	335,000	260,439
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (B)	921,000	739,056

		7,669,918

Electric Utilities - 1.1%
Elwood Energy LLC
8.16%, 07/05/2026	368,846	363,314
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	193,000	154,703
3.63%, 02/15/2031 (B)	275,000	214,500
3.88%, 02/15/2032 (B)	219,000	170,830
Vistra Operations Co. LLC
4.38%, 05/01/2029 (B)	517,000	430,402
5.00%, 07/31/2027 (B)	771,000	696,406
5.63%, 02/15/2027 (B)	67,000	62,844

		2,092,999

Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies BV
4.00%, 04/15/2029 (B)	212,000	175,439
Sensata Technologies, Inc.
3.75%, 02/15/2031 (B)	66,000	51,989
4.38%, 02/15/2030 (B)	295,000	246,475

		473,903

Energy Equipment & Services - 1.3%
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (B)	599,000	526,518
CSI Compressco LP / CSI Compressco Finance, Inc.
PIK Rate 3.50%, Cash Rate 7.25%, 04/01/2026 (B) (F)	652,549	565,186
7.50%, 04/01/2025 (A) (B)	240,000	209,400
7.50%, 04/01/2025 (B)	233,000	203,293
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (B)	434,000	387,797
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	568,000	516,213

		2,408,407

Entertainment - 0.7%
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030 (B)	551,000	481,196
Netflix, Inc.
4.88%, 04/15/2028	698,000	652,500
5.38%, 11/15/2029 (B)	159,000	149,460
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.63%, 03/01/2030 (B)	91,000	72,946

		1,356,102

Equity Real Estate Investment Trusts - 3.5%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (B)	836,000	670,890
6.00%, 04/15/2025 (A) (B)	171,000	160,491

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (B)	$ 371,000	$ 287,251
Iron Mountain, Inc.
4.50%, 02/15/2031 (B)	183,000	141,492
5.25%, 03/15/2028 (B)	938,000	822,748
iStar, Inc.
4.25%, 08/01/2025	654,000	635,004
5.50%, 02/15/2026 (A)	449,000	451,833
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031	616,000	428,890
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (B)	293,000	254,831
7.50%, 06/01/2025 (B)	782,000	777,320
SBA Communications Corp.
3.13%, 02/01/2029	662,000	532,427
3.88%, 02/15/2027	425,000	379,589
VICI Properties LP / VICI Note Co., Inc.
3.88%, 02/15/2029 (B)	319,000	267,611
4.63%, 06/15/2025 (B)	167,000	157,108
5.75%, 02/01/2027 (B)	480,000	452,294

		6,419,779

Food & Staples Retailing - 1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
3.25%, 03/15/2026 (B)	157,000	137,878
3.50%, 03/15/2029 (B)	929,000	748,774
4.63%, 01/15/2027 (B)	442,000	395,069
7.50%, 03/15/2026 (B)	155,000	155,930
Rite Aid Corp.
7.50%, 07/01/2025 (B)	387,000	294,437
8.00%, 11/15/2026 (A) (B)	712,000	506,369

		2,238,457

Food Products - 2.6%
Darling Ingredients, Inc.
6.00%, 06/15/2030 (B)	113,000	107,541
Kraft Heinz Foods Co.
3.88%, 05/15/2027	582,000	543,768
4.88%, 10/01/2049	324,000	267,072
5.00%, 07/15/2035 - 06/04/2042	551,000	494,816
6.88%, 01/26/2039	180,000	185,450
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (B)	427,000	321,340
5.88%, 09/30/2027 (B)	908,000	883,030
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	339,000	272,895
4.63%, 04/15/2030 (B)	513,000	419,596
5.50%, 12/15/2029 (B)	1,104,000	954,630
5.63%, 01/15/2028 (B)	321,000	292,983

		4,743,121

Health Care Equipment & Supplies - 0.4%
Medline Borrower LP
3.88%, 04/01/2029 (B)	886,000	711,015

Health Care Providers & Services - 5.7%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (B)	674,000	596,892
AdaptHealth LLC
4.63%, 08/01/2029 (B)	66,000	52,896
5.13%, 03/01/2030 (B)	146,000	120,381
6.13%, 08/01/2028 (B)	679,000	608,181

Transamerica Series Trust	Page 3

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Centene Corp.
3.38%, 02/15/2030	$ 76,000	$ 62,130
4.25%, 12/15/2027	207,000	188,955
4.63%, 12/15/2029	187,000	168,038
CHS / Community Health Systems, Inc.
5.25%, 05/15/2030 (B)	503,000	350,214
5.63%, 03/15/2027 (B)	319,000	245,534
6.88%, 04/15/2029 (B)	63,000	30,406
8.00%, 03/15/2026 (B)	831,000	719,776
DaVita, Inc.
3.75%, 02/15/2031 (B)	943,000	671,887
4.63%, 06/01/2030 (B)	595,000	458,147
Encompass Health Corp.
4.50%, 02/01/2028	311,000	266,418
4.63%, 04/01/2031	60,000	47,408
4.75%, 02/01/2030	218,000	179,273
5.75%, 09/15/2025	778,000	771,192
HCA, Inc.
3.50%, 09/01/2030	125,000	103,215
5.88%, 02/15/2026 - 02/01/2029	1,570,000	1,546,625
Molina Healthcare, Inc.
4.38%, 06/15/2028 (B)	691,000	623,628
Tenet Healthcare Corp.
4.25%, 06/01/2029 (B)	557,000	461,335
4.63%, 06/15/2028 (B)	28,000	24,465
4.88%, 01/01/2026 (B)	617,000	573,360
5.13%, 11/01/2027 (B)	317,000	284,440
6.13%, 10/01/2028 - 06/15/2030 (B)	1,542,000	1,369,575

		10,524,371

Hotels, Restaurants & Leisure - 7.8%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (B)	238,000	207,110
4.00%, 10/15/2030 (B)	625,000	492,237
Boyd Gaming Corp.
4.75%, 12/01/2027	18,000	15,930
4.75%, 06/15/2031 (A) (B)	419,000	338,741
Boyne USA, Inc.
4.75%, 05/15/2029 (B)	695,000	582,186
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A) (B)	719,000	549,376
6.25%, 07/01/2025 (B)	327,000	314,649
Carnival Corp.
6.00%, 05/01/2029 (B)	583,000	393,525
7.63%, 03/01/2026 (B)	192,000	148,509
10.50%, 02/01/2026 - 06/01/2030 (B)	758,000	674,930
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	471,000	409,770
5.38%, 05/01/2025 (B)	37,000	36,183
5.75%, 05/01/2028 (B)	69,000	64,515
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (B)	621,000	474,171
5.00%, 06/01/2029 (B)	289,000	233,252
International Game Technology PLC
4.13%, 04/15/2026 (B)	227,000	207,469
6.25%, 01/15/2027 (B)	214,000	207,445
6.50%, 02/15/2025 (B)	328,000	325,888
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (B)	643,000	479,035
MGM Resorts International
4.63%, 09/01/2026	341,000	301,587
4.75%, 10/15/2028 (A)	633,000	529,725
5.50%, 04/15/2027	321,000	288,422
5.75%, 06/15/2025	613,000	585,826
6.75%, 05/01/2025	156,000	153,665

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (B)	$ 1,303,000	$ 1,016,918
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (B)	170,000	125,078
5.38%, 07/15/2027 (B)	320,000	235,373
5.50%, 04/01/2028 (A) (B)	276,000	193,377
8.25%, 01/15/2029 (B) (J)	62,000	60,373
9.13%, 06/15/2023 (B)	107,000	108,872
10.88%, 06/01/2023 (B)	191,000	195,297
11.50%, 06/01/2025 (B)	124,000	131,991
11.63%, 08/15/2027 (B)	172,000	156,523
Scientific Games International, Inc.
7.00%, 05/15/2028 (B)	719,000	677,909
Station Casinos LLC
4.50%, 02/15/2028 (B)	640,000	525,332
Travel & Leisure Co.
4.50%, 12/01/2029 (B)	392,000	302,561
5.65%, 04/01/2024	823,000	804,532
6.00%, 04/01/2027	597,000	537,980
6.60%, 10/01/2025	8,000	7,803
Viking Cruises Ltd.
5.88%, 09/15/2027 (B)	803,000	612,287
6.25%, 05/15/2025 (B)	787,000	681,215

		14,387,567

Household Durables - 1.0%
Beazer Homes USA, Inc.
5.88%, 10/15/2027	396,000	305,910
6.75%, 03/15/2025	517,000	479,517
7.25%, 10/15/2029	588,000	464,520
Century Communities, Inc.
6.75%, 06/01/2027	25,000	23,334
KB Home
7.25%, 07/15/2030	211,000	191,482
Meritage Homes Corp.
5.13%, 06/06/2027	289,000	256,120
6.00%, 06/01/2025	135,000	130,950

		1,851,833

Household Products - 0.5%
Central Garden & Pet Co.
4.13%, 04/30/2031 (B)	466,000	366,393
Energizer Holdings, Inc.
6.50%, 12/31/2027 (B)	148,000	131,378
Spectrum Brands, Inc.
3.88%, 03/15/2031 (B)	687,000	468,383

		966,154

Independent Power & Renewable Electricity Producers - 1.3%
Calpine Corp.
3.75%, 03/01/2031 (B)	581,000	454,633
4.50%, 02/15/2028 (B)	753,000	663,385
5.00%, 02/01/2031 (B)	140,000	110,715
5.13%, 03/15/2028 (B)	472,000	405,532
Clearway Energy Operating LLC
3.75%, 02/15/2031 (B)	314,000	249,403
4.75%, 03/15/2028 (B)	573,000	510,524

		2,394,192

Insurance - 1.8%
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (D), 10/15/2051 (B)	620,000	466,409

Transamerica Series Trust	Page 4

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 5.03% (D), 02/12/2067 (B)	$ 907,000	$ 746,608
Lincoln National Corp.
3-Month LIBOR + 2.36%, 5.30% (D), 05/17/2066	1,585,000	1,233,923
Ohio National Financial Services, Inc.
6.05%, 01/24/2030 (B)	961,000	884,210

		3,331,150

IT Services - 1.1%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (B)	728,000	578,804
Gartner, Inc.
3.63%, 06/15/2029 (B)	101,000	84,083
3.75%, 10/01/2030 (B)	211,000	172,688
4.50%, 07/01/2028 (B)	698,000	624,152
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A) (B)	898,000	593,802

		2,053,529

Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	284,000	237,931
6.20%, 10/01/2040	50,000	47,065

		284,996

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (B)	128,000	106,472
4.00%, 03/15/2031 (A) (B)	128,000	103,219

		209,691

Machinery - 1.8%
Allison Transmission, Inc.
3.75%, 01/30/2031 (B)	473,000	362,597
Madison IAQ LLC
4.13%, 06/30/2028 (B)	367,000	294,772
5.88%, 06/30/2029 (B)	110,000	75,466
SPX FLOW, Inc.
8.75%, 04/01/2030 (A) (B)	781,000	607,227
SRM Escrow Issuer LLC
6.00%, 11/01/2028 (B)	1,137,000	918,016
Vertiv Group Corp.
4.13%, 11/15/2028 (B)	492,000	396,060
Wabash National Corp.
4.50%, 10/15/2028 (B)	782,000	606,210

		3,260,348

Media - 10.5%
Arches Buyer, Inc.
4.25%, 06/01/2028 (B)	577,000	450,060
6.13%, 12/01/2028 (A) (B)	372,000	290,048
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (B)	671,000	491,602
4.50%, 08/15/2030 - 06/01/2033 (B)	934,000	709,694
4.50%, 05/01/2032	298,000	227,276
4.75%, 03/01/2030 - 02/01/2032 (B)	1,607,000	1,283,482
5.00%, 02/01/2028 (B)	423,000	371,098
5.38%, 06/01/2029 (B)	290,000	253,843
5.50%, 05/01/2026 (B)	348,000	330,483

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (B)	$ 584,000	$ 493,499
7.50%, 06/01/2029 (A) (B)	220,000	159,500
7.75%, 04/15/2028 (A) (B)	563,000	425,065
CSC Holdings LLC
4.13%, 12/01/2030 (B)	248,000	185,306
4.50%, 11/15/2031 (B)	462,000	347,045
4.63%, 12/01/2030 (B)	200,000	135,770
5.38%, 02/01/2028 (A) (B)	400,000	349,316
5.75%, 01/15/2030 (B)	1,253,000	890,589
6.50%, 02/01/2029 (B)	460,000	407,824
7.50%, 04/01/2028 (B)	250,000	205,000
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (B)	974,000	191,391
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027 (B)	985,000	849,178
DISH DBS Corp.
5.00%, 03/15/2023	189,000	185,031
5.25%, 12/01/2026 (B)	444,000	363,573
5.75%, 12/01/2028 (B)	455,000	342,870
7.38%, 07/01/2028	360,000	242,405
7.75%, 07/01/2026	409,000	310,840
Gray Escrow II, Inc.
5.38%, 11/15/2031 (B)	558,000	437,709
Gray Television, Inc.
4.75%, 10/15/2030 (B)	969,000	726,210
7.00%, 05/15/2027 (A) (B)	857,000	806,008
iHeartCommunications, Inc.
8.38%, 05/01/2027 (A)	1,147,386	968,081
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (B)	430,000	323,819
6.75%, 10/15/2027 (B)	616,000	511,280
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (B)	319,000	240,048
5.50%, 03/01/2030 (A) (B)	635,000	456,776
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (B)	211,000	185,305
4.13%, 07/01/2030 (B)	341,000	277,178
5.00%, 08/01/2027 (B)	31,000	28,443
5.50%, 07/01/2029 (B)	357,000	321,115
TEGNA, Inc.
4.63%, 03/15/2028	370,000	341,603
4.75%, 03/15/2026 (B)	211,000	203,573
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	541,000	510,548
7.38%, 06/30/2030 (B)	93,000	88,749
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	501,000	388,791
UPC Holding BV
5.50%, 01/15/2028 (B)	374,000	314,160
Virgin Media Finance PLC
5.00%, 07/15/2030 (B)	447,000	335,460
VZ Secured Financing BV
5.00%, 01/15/2032 (B)	1,448,000	1,081,795
Ziggo Bond Co. BV
6.00%, 01/15/2027 (B)	500,000	417,500

		19,455,939

Metals & Mining - 4.3%
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (B)	387,000	356,187
Constellium SE
5.63%, 06/15/2028 (B)	1,025,000	840,995
5.88%, 02/15/2026 (B)	1,656,000	1,519,380

Transamerica Series Trust	Page 5

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
First Quantum Minerals Ltd.
7.50%, 04/01/2025 (B)	$ 234,000	$ 225,209
FMG Resources August Pty. Ltd.
5.88%, 04/15/2030 (B)	540,000	469,706
6.13%, 04/15/2032 (B)	170,000	146,073
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	317,000	283,717
4.25%, 03/01/2030	341,000	292,757
4.38%, 08/01/2028	443,000	398,818
4.63%, 08/01/2030	443,000	388,321
5.45%, 03/15/2043	437,000	364,589
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	705,000	683,205
8.50%, 05/01/2030 (B)	813,000	785,683
New Gold, Inc.
7.50%, 07/15/2027 (B)	906,000	715,740
Novelis Corp.
3.25%, 11/15/2026 (B)	70,000	58,888
3.88%, 08/15/2031 (B)	71,000	52,960
4.75%, 01/30/2030 (B)	463,000	379,660

		7,961,888

Oil, Gas & Consumable Fuels - 12.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (B)	603,000	532,389
7.88%, 05/15/2026 (B)	539,000	541,695
Antero Resources Corp.
8.38%, 07/15/2026 (B)	82,000	86,636
Callon Petroleum Co.
6.38%, 07/01/2026	180,000	162,196
7.50%, 06/15/2030 (B)	182,000	159,342
8.00%, 08/01/2028 (A) (B)	329,000	303,503
8.25%, 07/15/2025	839,000	816,154
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	170,000	170,763
Cheniere Energy Partners LP
4.00%, 03/01/2031	600,000	502,500
Cheniere Energy, Inc.
4.63%, 10/15/2028	309,000	282,534
Chord Energy Corp.
6.38%, 06/01/2026 (B)	473,000	449,350
Civitas Resources, Inc.
5.00%, 10/15/2026 (B)	305,000	277,086
Comstock Resources, Inc.
5.88%, 01/15/2030 (B)	463,000	403,252
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
8.00%, 04/01/2029 (B)	999,000	961,537
CrownRock LP / CrownRock Finance, Inc.
5.00%, 05/01/2029 (B)	17,000	15,003
5.63%, 10/15/2025 (B)	1,068,000	1,019,940
DCP Midstream LP
Fixed until 12/15/2022 (C), 7.38% (D)	486,000	479,449
DCP Midstream Operating LP
5.38%, 07/15/2025	591,000	573,942
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	368,000	310,960
4.38%, 06/15/2031 (B)	92,000	75,440
eG Global Finance PLC
6.75%, 02/07/2025 (B)	701,000	632,316
EQM Midstream Partners LP
6.00%, 07/01/2025 (B)	59,000	54,573
6.50%, 07/01/2027 (B)	314,000	290,161
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	31,000	25,033
5.13%, 06/15/2028 (B)	626,000	548,196

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Holly Energy Partners LP / Holly Energy Finance Corp.
6.38%, 04/15/2027 (B)	$ 450,000	$ 429,583
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (B)	675,000	643,815
Kinder Morgan, Inc.
7.75%, 01/15/2032 (A)	245,000	264,964
8.05%, 10/15/2030	134,000	143,081
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (B)	115,000	100,338
10.50%, 05/15/2027 (B)	441,000	410,262
NuStar Logistics LP
5.63%, 04/28/2027	451,000	393,199
5.75%, 10/01/2025	115,000	106,579
6.00%, 06/01/2026	100,000	91,539
Occidental Petroleum Corp.
5.88%, 09/01/2025	353,000	354,068
6.13%, 01/01/2031 (A)	79,000	77,927
6.20%, 03/15/2040	359,000	347,332
6.45%, 09/15/2036	1,194,000	1,189,522
6.60%, 03/15/2046	193,000	198,790
6.63%, 09/01/2030	432,000	438,523
7.15%, 05/15/2028	433,000	447,159
Ovintiv, Inc.
7.38%, 11/01/2031	276,000	287,403
Parkland Corp.
4.50%, 10/01/2029 (B)	217,000	175,198
4.63%, 05/01/2030 (B)	77,000	62,300
5.88%, 07/15/2027 (B)	531,000	492,237
PDC Energy, Inc.
6.13%, 09/15/2024	635,000	624,914
SM Energy Co.
5.63%, 06/01/2025	169,000	162,240
6.50%, 07/15/2028 (A)	56,000	53,273
6.63%, 01/15/2027	832,000	804,261
6.75%, 09/15/2026 (A)	222,000	213,675
Southwestern Energy Co.
4.75%, 02/01/2032	225,000	188,573
5.38%, 03/15/2030	277,000	249,591
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	343,000	278,688
8.50%, 10/15/2026 (B)	242,000	227,178
Summit Midstream Partners LP
Fixed until 12/15/2022 (C), 9.50% (D)	672,000	470,400
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	250,000	206,176
4.88%, 02/01/2031	938,000	806,680
5.00%, 01/15/2028	450,000	416,266
5.50%, 03/01/2030	378,000	341,107
6.50%, 07/15/2027	255,000	252,026
Western Midstream Operating LP
5.30%, 03/01/2048	699,000	574,927
5.45%, 04/01/2044	251,000	205,906

		22,403,650

Paper & Forest Products - 0.5%
Domtar Corp.
6.75%, 10/01/2028 (B)	637,000	489,243
Glatfelter Corp.
4.75%, 11/15/2029 (A) (B)	912,000	524,400

		1,013,643

Transamerica Series Trust	Page 6

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Products - 0.5%
Coty, Inc.
5.00%, 04/15/2026 (B)	$ 572,000	$ 522,538
6.50%, 04/15/2026 (A) (B)	436,000	398,940

		921,478

Pharmaceuticals - 1.6%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (B)	532,000	226,100
9.25%, 04/01/2026 (B)	336,000	196,560
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (B)	574,000	221,008
5.25%, 01/30/2030 - 02/15/2031 (B)	619,000	233,294
5.50%, 11/01/2025 (B)	278,000	220,583
7.00%, 01/15/2028 (B)	161,000	61,334
Endo Luxembourg Finance Co. I SARL / Endo US, Inc.
6.13%, 04/01/2029 (B)	458,000	361,528
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	485,000	412,507
5.13%, 04/30/2031 (B)	245,000	201,307
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (B)	938,000	741,044

		2,875,265

Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	502,000	465,630

Road & Rail - 1.1%
Hertz Corp.
4.63%, 12/01/2026 (B)	69,000	56,032
5.00%, 12/01/2029 (B)	194,000	144,726
Uber Technologies, Inc.
4.50%, 08/15/2029 (B)	496,000	416,950
6.25%, 01/15/2028 (A) (B)	59,000	54,870
7.50%, 09/15/2027 (B)	1,134,000	1,111,320
8.00%, 11/01/2026 (B)	270,000	271,012

		2,054,910

Software - 1.3%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (A)	663,000	556,920
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL
4.63%, 05/01/2028 (B)	813,000	611,783
NCR Corp.
5.00%, 10/01/2028 (B)	203,000	159,781
5.13%, 04/15/2029 (B)	286,000	214,506
5.25%, 10/01/2030 (B)	481,000	363,013
5.75%, 09/01/2027 (B)	312,000	282,666
6.13%, 09/01/2029 (A) (B)	348,000	299,642

		2,488,311

Specialty Retail - 1.0%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (B)	214,000	186,180
6.75%, 07/01/2036	497,000	409,523
6.88%, 11/01/2035	325,000	271,499
7.50%, 06/15/2029	226,000	206,790
9.38%, 07/01/2025 (B)	56,000	57,960

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Gap, Inc.
3.63%, 10/01/2029 (B)	$ 121,000	$ 78,650
3.88%, 10/01/2031 (A) (B)	121,000	76,835
Staples, Inc.
7.50%, 04/15/2026 (B)	787,000	659,065

		1,946,502

Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp.
4.75%, 02/15/2026	452,000	418,159

Trading Companies & Distributors - 1.3%
Boise Cascade Co.
4.88%, 07/01/2030 (B)	801,000	666,795
Herc Holdings, Inc.
5.50%, 07/15/2027 (B)	919,000	836,336
United Rentals North America, Inc.
3.75%, 01/15/2032	395,000	309,368
4.00%, 07/15/2030	557,000	460,132
5.50%, 05/15/2027	77,000	74,409

		2,347,040

Wireless Telecommunication Services - 1.7%
Altice France SA
5.50%, 10/15/2029 (B)	596,000	448,426
Sprint Corp.
7.13%, 06/15/2024	892,000	905,585
7.63%, 03/01/2026	409,000	423,263
T-Mobile USA, Inc.
2.25%, 02/15/2026	130,000	116,321
2.63%, 02/15/2029	135,000	111,461
2.88%, 02/15/2031	134,000	107,983
Vmed O2 Financing I PLC
4.25%, 01/31/2031 (B)	585,000	442,249
4.75%, 07/15/2031 (B)	779,000	601,007

		3,156,295

Total Corporate Debt Securities (Cost $212,965,351)		179,749,593

LOAN ASSIGNMENTS - 0.4%
Communications Equipment - 0.2%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 7.07% (D), 12/15/2027	648,571	343,743

Media - 0.2%
Clear Channel Outdoor Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 6.31% (D), 08/21/2026	373,450	332,837

Total Loan Assignments (Cost $1,016,264)		676,580

	Shares	Value
COMMON STOCKS - 0.0% (K)
Diversified Telecommunication Services - 0.0% (K)
Intelsat SA (I) (L)	2,946	76,596

Electric Utilities - 0.0% (K)
Homer City Generation LLC (G) (I) (L)	39,132	391

Transamerica Series Trust	Page 7

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 0.0% (K)
Ultra Resources, Inc. (G) (H) (I) (L)	123	$ 0

Total Common Stocks (Cost $2,401,951)		76,987

WARRANTS - 0.0% (K)
Air Freight & Logistics - 0.0% (K)
Avation PLC, (A) (I) (L)
Exercise Price $0.25, Expiration Date 10/31/2026	5,250	1,319

Construction & Engineering - 0.0% (K)
Abengoa Abenewco 2 SA, (B) (G) (I) (L) (M)
Exercise Price $0.00, Expiration Date 10/26/2024	314,199	3

Total Warrants (Cost $48,357)		1,322

OTHER INVESTMENT COMPANY - 7.7%
Securities Lending Collateral - 7.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (N)	14,208,400	14,208,400

Total Other Investment Company (Cost $14,208,400)		14,208,400

	Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 1.10% (N), dated 09/30/2022, to be repurchased at $1,206,468 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $1,230,510.

	$ 1,206,357	$ 1,206,357

Total Repurchase Agreement (Cost $1,206,357)		1,206,357

Total Investments (Cost $231,846,680)		195,919,239
Net Other Assets (Liabilities) - (5.8)%		(10,663,355)

Net Assets - 100.0%		$ 185,255,884

INVESTMENT VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$179,749,593	$0	$179,749,593
Loan Assignments	—	676,580	—	676,580
Common Stocks	—	76,596	391	76,987
Warrants	—	1,319	3	1,322
Other Investment Company	14,208,400	—	—	14,208,400
Repurchase Agreement	—	1,206,357	—	1,206,357

Total Investments	$14,208,400	$181,710,445	$394	$195,919,239

Transamerica Series Trust	Page 8

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Warrants (M)	$—	$—	$3	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,403,211, collateralized by cash collateral of $14,208,400 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $490,858. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of 144A securities is $126,020,176, representing 68.0% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Restricted securities. At September 30, 2022, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029	05/24/2021 - 09/13/2021	$413,690	$415,155	0.2%
Corporate Debt Securities	Nielsen Finance LLC / Nielsen Finance Co. 5.63%, 10/01/2028	09/10/2020 - 08/16/2021	685,290	659,038	0.4
Corporate Debt Securities	Nielsen Finance LLC / Nielsen Finance Co. 5.88%, 10/01/2030	09/10/2020	153,000	152,367	0.1

Total			$1,251,980	$1,226,560	0.7%

(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Security deemed worthless.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2022, the total value of securities is $78,309, representing less than 0.1% of the Portfolio’s net assets.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2022. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Non-income producing securities.
(M)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(N)	Rates disclosed reflect the yields at September 30, 2022.
(O)	The Portfolio recognized transfers in and out of Level 3 as of September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Portfolio.

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Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

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Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

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Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

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